Taxes (Details) $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 SGD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025
Taxes [Line Items]
Profits tax rates (in Dollars)			$ 2
Enterprise income tax rate	25.00%	25.00%	25.00%	15.00%
Hong Kong [Member]
Taxes [Line Items]
Profits tax rates (in Dollars)			$ 2
Singapore [Member]
Taxes [Line Items]
Statutory income tax rate	17.00%	17.00%	17.00%
Income tax rate	75.00%	75.00%	75.00%
Applicable tax rate of statutory amount	¥ 49,000	$ 10,000
Taxable income percentage	50.00%	50.00%	50.00%
Taxable income are exempted from income tax	¥ 937,000	$ 190,000
Minimum [Member] | Hong Kong [Member]
Taxes [Line Items]
Statutory income tax rate	8.25%	8.25%	8.25%
Maximum [Member] | Hong Kong [Member]
Taxes [Line Items]
Statutory income tax rate	16.50%	16.50%	16.50%
Enterprise Income Tax [Member]
Taxes [Line Items]
Enterprise income tax rate	25.00%	25.00%	25.00%
High and New Technology Enterprises [Member]
Taxes [Line Items]
Enterprise income tax rate	15.00%	15.00%	15.00%